Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of Expenses by nature
The following table provides the consolidated statement of operation classification of our total operating expense:

		Year Ended December 31,
(in KUSD)	Note	2021	2020	2019
COGS		1,393	—	—

R&D
External costs (1)		91,875	97,768	82,621
Employee expenses (2)	10	66,127	44,264	24,916
R&D expense		158,002	142,032	107,537

S&M
External costs (3)		28,817	11,887	—
Employee expenses (2)	10	35,963	10,214	—
S&M expense		64,780	22,101	—

G&A
External costs (1)		21,486	13,637	9,067
Employee expenses (2)	10	49,976	41,493	5,135
G&A expense		71,462	55,130	14,202
Total operating expense		295,637	219,263	121,739
(1) Includes depreciation expense
(2) Includes share-based compensation expense
(3) Includes depreciation expense for PP&E for the year ended December 31, 2021. All other depreciation expense was not material for the year ended December 31, 2021. Depreciation expense was not material for year ended December 31, 2020.